FURNITURE, FIXTURES AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
FURNITURE, FIXTURES AND EQUIPMENT

5.

FURNITURE, FIXTURES AND EQUIPMENT

Furniture, fixtures and equipment consisted of the following as of December 31, 2016 and 2015:

	Estimated	December 31,
	Useful Life	2016	2015

Wildland equipment	3 - 5 years	$155,659	$11,274
Wildland vehicles	5 - 7 years	204,117	158,185
Equipment	3 - 5 years	125,530	123,086
Storage facilities	3 years	38,986	29,266
Other vehicles	5 years	63,545	63,545
Furniture and fixtures	5 years	20,420	20,420
		608,256	405,776
Accumulated depreciation		(354,962)	(271,517)
		$253,294	$134,259

Depreciation expense was $83,445 and $59,660, respectively, for the years ended December 31, 2016 and 2015.